OTHER REQUIRED DISCLOSURES (Statement of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Inventories		$ (108,826)	$ 202,470	$ 438,090
Receivables and others		(169,482)	6,342	10,888
Trade receivables		297,284	(104,280)	573,811
Other liabilities		39,305	(64,022)	46,403
Trade payables		(74,161)	280,571	83,306
Increase (decrease) in working capital	[1]	(15,880)	321,081	1,152,498
Tax accrued		554,224	334,408	573,728
Taxes paid		(56,527)	(495,348)	(1,769,289)
Income tax accruals less payments, total		497,697	(160,940)	(1,195,561)
Interest accrued		(84,678)	(113,433)	(13,940)
Interest received		263,192	202,000	31,880
Interest paid		(194,845)	(133,706)	(42,735)
Interest accruals less payments, total		(16,331)	$ (45,139)	$ (24,795)
Mexico
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Taxes paid		$ (235,200)

[1]	The working capital is calculated net of non-cash movements of $(389.8) million as of December 31, 2024 ($129.3 million and $24.9 million as of December 31, 2023 and 2022, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.